Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2017	2016	2015 (1)
Weighted-average expected life (years)	6.25	6.25	—
Expected volatility rates (2)	57.4%	60.60%	—
Expected dividend yield	0%	0%	—
Risk-free interest rate	0.02%	0.01%	—
Weighted-average exercise price (€)	2.39	3.22	—
Weighted-average fair value of options granted during the year (€)	1.29	1.67	—